Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,456,000.00
Previously Paid Amount	0.00
Total Fee Amount	615.37
Total Offset Amount	0.00
Net Fee	615.37
Narrative - Max Aggregate Offering Price	$ 4,456,000.00
Final Prospectus	true